Gross Revenues by Products and Services (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	$ 85,319	$ 95,162	$ 82,518
Service revenue	4,925	5,378	5,225
Revenue	90,244	100,540	87,743
Smart cards
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	75,185	91,960	82,153
Other products
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	10,134	3,202	365
Head-end system integration
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	2,175	2,562	2,399
Head-end system development
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	987	736	595
Licensing income
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	1,246	1,328	1,565
Royalty income
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	382	742	662
Other services
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	$ 135	$ 10	$ 4